Securities (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Scheduled maturities of securities
Weighted Average Yield, Due in one year or less	3.80%
Amortized cost, Due in one year or less	$ 19,137
Fair value, Due in one year or less	19,411
Weighted Average Yield, Due from one year to five years	3.05%
Amortized cost, Due from one year to five years	187,595
Fair value, Due from one year to five years	195,182
Weighted Average Yield, Due from five to ten years	3.27%
Amortized cost, Due from five to ten years	108,288
Fair value, Due from five to ten years	111,879
Weighted Average Yield, Due after ten years	3.30%
Amortized cost, Due after ten years	749,285
Fair value, Due after ten years	782,486
Weighted Average Yield, Total	3.26%
Amortized cost, Total	1,064,305
Fair value, Total	$ 1,108,958